Note 4 -Commitments (Details Textual) - Office and Laboratory Lease Agreement [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) ft²	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)
Area of Real Estate Property | ft²	8,400		8,400
Operating Lease, Expense	$ 46,764	$ 45,414	$ 182,106	$ 176,797
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year	140,292
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 192,708		$ 187,000